LONG TERM DEBT - Maturities of long-term obligations (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt, Unclassified [Abstract]
2013	$ 1,800
2014	815
2015	407
2016	1,700
Total	$ 4,722	$ 1,970	$ 2,940